Pay vs Performance Disclosure	12 Months Ended
	Nov. 30, 2024 HKD ($)	Nov. 30, 2024 USD ($)	Nov. 30, 2023 HKD ($)	Nov. 30, 2022 HKD ($)
Pay vs Performance Disclosure
Net Income (Loss)	$ (425,709)	$ (54,715)	$ 4,068,979	$ 3,479,011